Marketable Securities - Summary of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 123,496
Unrealized Losses	(112)	$ 0	$ 0
Fair Value	123,384
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	40,610
Unrealized Losses	0
Fair Value	40,610
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	59,031
Unrealized Losses	(83)
Fair Value	58,948
U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,855
Unrealized Losses	(29)
Fair Value	$ 23,826